Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following at September 30 (in thousands):

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$723,231	$105,995	$617,236	$546,726	$75,426	$471,300
Order backlog	5,910	3,965	1,945	24,799	17,895	6,904
Other	43,343	6,528	36,815	10,973	5,753	5,220

Total	$772,484	$116,488	$655,996	$582,498	$99,074	$483,424

Information Regarding Amortization Expense of Amortizable Intangible Assets

Information regarding the amortization expense of amortizable intangible assets is detailed below (in thousands):

Aggregate Amortization Expense:

Years ended September 30,
2012	$44,535
2011	40,368
2010	15,079

Information Regarding Amortization Expense of Amortizable Intangible Assets	Estimated Amortization Expense:

Years ending September 30,
2013	$38,099
2014	36,156
2015	36,156
2016	36,156
2017	36,156

Intangible Assets Acquired

Intangible assets acquired during the year ended September 30, 2012 were as follows (in thousands):

	Cost	Amortization Period
Intangible assets not subject to amortization:
Goodwill	$473,895
Trademarks and trade names	121,510

	595,405

Intangible assets subject to amortization:
Technology	175,750	20 years
Order backlog	5,910	1 year
Other	4,800	15 years

	186,460	19.3 years

Total	$781,865

Summary of Changes in Carrying Value of Goodwill

The changes in the carrying amount of goodwill by segment for the fiscal years ended September 30, 2011 and 2012 were as follows (in thousands):

	Power & Control	Airframe	Non- aviation	Total
Balance at September 30, 2010	$1,063,872	$459,725	$48,067	$1,571,664
Goodwill acquired during the year (Note 2)	159,396	969,749	—	1,129,145
Divestitures (Note 22)	(15,393)	(88,487)	—	(103,880)
Other	(2,029)	847	—	(1,182)

Balance at September 30, 2011	1,205,846	1,341,834	48,067	2,595,747
Goodwill acquired during the year (Note 2)	70,870	401,500	1,525	473,895
Purchase price allocation adjustments	(2,012)	(24,097)	—	(26,109)
Other	(1)	(8,023)	(7)	(8,031)

Balance at September 30, 2012	$1,274,703	$1,711,214	$49,585	$3,035,502